SEGMENT REPORTING	6 Months Ended
Jun. 30, 2021
Disclosure Segment Reporting Abstract
SEGMENT REPORTING

17. SEGMENT REPORTING

	MEXICO		CORPORATE		TOTAL
	June 30	December 31	June 30	December 31	June 30	December 31
	2021	2020	2021	2020	2021	2020
	$	$	$	$	$	$
Property, plant and equipment	25,883	24,877	861	953	26,744	25,830
Capital expenditures	(4,386)	(7,620)	(13)	(48)	(4,399)	(7,668)
Mineral rights	709	804	19,727	19,707	20,436	20,511
Total assets(1)	42,463	40,897	28,663	32,382	71,126	73,279
Total liabilities(1)	11,763	11,959	12,315	10,878	24,078	22,837

(1)	Certain comparative period balances related to deferred income tax and foreign exchange impacts have been reallocated to conform with the current interim period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
MEXICO
Revenues	9,717	687	19,498	6,248
Cost of sales	(7,587)	(3,307)	(15,530)	(10,055)
Exploration	(1,051)	(165)	(1,631)	(471)
Other (expense) income	(47)	1,146	(115)	(889)
Finance expense	(6)	(18)	(51)	(1,050)
Income tax (expense) recovery	(74)	97	(76)	(808)
Net income (loss)	952	(1,560)	2,095	(7,025)

CORPORATE
Corporate administrative expenses	(1,640)	(2,345)	(3,983)	(3,508)
Exploration	(749)	(93)	(1,242)	(160)
Other (expense) income	(141)	26	(722)	1,456
Finance (expense) income	(1,019)	572	(1,699)	(487)
Income tax recovery (expense)	52	-	84	(47)
Net loss	(3,497)	(1,840)	(7,562)	(2,746)

Net Loss	(2,545)	(3,400)	(5,467)	(9,771)